Trade payables and other current liabilities (Tables)	9 Months Ended
Sep. 30, 2018
Trade payables and other current liabilities [Abstract]
Trade payable and other current liabilities
Trade payable and other current liabilities as of September 30, 2018 and December 31, 2017 are as follows:

	Balance as September 30,	Balance as December 31,
	2018	2017
	($ in thousands)
Trade accounts payable	82,038	107,662
Down payments from clients	6,387	6,466
Other accounts payable	45,207	41,016
Total	133,632	155,144